Other Income - Summary of Other Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Other Income [Abstract]
Gain on disposal of an equity-accounted investee									$ 700
Excess provision written back									363	$ 167	$ 96
Net gain on disposal of property, plant and equipment									(19)	53	(70)
Others											339
Total	$ 95	$ 781	$ 152	$ 35	$ 61	$ 78	$ 78	$ 3	$ 1,063	$ 220	$ 435